Document and Entity Information	Dec. 03, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2020
Entity Registrant Name	DIME COMMUNITY BANCSHARES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27782
Entity Tax Identification Number	11-3297463
Entity Address, Address Line One	300 Cadman Plaza West, 8th Floor
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	718
Local Phone Number	782-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001005409
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DCOM
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock, Series A, $0.01 Par Value
Trading Symbol	DCOMP
Security Exchange Name	NASDAQ